Related Party Balances and Transactions - Loan (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
	Jan. 12, 2018 USD ($) item	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) item	Dec. 31, 2018 CNY (¥)
Related Party Transaction [Line Items]
Loan to related party		¥ 260,000	$ 39,847	¥ 25,799
Nio Capital
Related Party Transaction [Line Items]
Loan to related party | ¥					¥ 66,166
Number of loans	2
Aggregate principal amount of notes | $	$ 5,000
Number of loans convertible into equity				1